Financial Instruments - Gain or Losses on Hedging Derivative Instrument and on Underlying Hedged Item (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Hedge Accounting [Line Items]
Gains	$ 1,218	$ 6,188
Losses	21,128	15,091
Hedging Derivative Instrument [Member]
Disclosure Of Hedge Accounting [Line Items]
Gains		5,700
Losses	21,128	9,396
Underlying Hedged Item [Member]
Disclosure Of Hedge Accounting [Line Items]
Gains	$ 1,218	488
Losses		$ 5,695